Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Property, Plant and Equipment	PROPERTY, PLANT AND EQUIPMENT:
    Property, plant and equipment are comprised of the following:

	2019
	Cost	Accumulated Depreciation and Impairment	Net Book Value
Land	$35.6	$12.0	$23.6
Buildings including improvements	351.7	197.1	154.6
Machinery and equipment	720.8	544.0	176.8
	$1,108.1	$753.1	$355.0

	2020
	Cost	Accumulated Depreciation and Impairment	Net Book Value
Land	$36.2	$12.0	$24.2
Buildings including improvements	360.6	210.2	150.4
Machinery and equipment	721.8	563.9	157.9
	$1,118.6	$786.1	$332.5

The following table details the changes to the net book value of property, plant and equipment for the years indicated:

	Note	Land	Buildings including Improvements	Machinery and Equipment	Total
Balance — January 1, 2019		$14.8	$157.5	$193.0	$365.3
Transferred from assets held for sale	6	11.2	1.7	—	12.9
Additions		—	21.7	55.1	76.8
Acquisitions through business combinations(i)	3	—	—	(0.3)	(0.3)
Depreciation		—	(20.1)	(53.2)	(73.3)
Write-down of assets and other disposals(ii) (iii)		(2.5)	(6.1)	(17.6)	(26.2)
Foreign exchange and other		0.1	(0.1)	(0.2)	(0.2)
Balance — December 31, 2019		23.6	154.6	176.8	355.0
Additions		—	16.9	34.5	51.4
Depreciation		—	(20.9)	(47.9)	(68.8)
Write-down of assets and other disposals (iii)		—	(0.9)	(4.3)	(5.2)
Foreign exchange and other		0.6	0.7	(1.2)	0.1
Balance — December 31, 2020		$24.2	$150.4	$157.9	$332.5
(i)    Adjustments were made in 2019 to reflect the fair value of assets acquired in connection with our Impakt acquisition.
(ii)    Includes the disposal of our Toronto real property in March 2019. See "Toronto Real Property and Related Transactions" below.
(iii)    Includes the write-down of equipment primarily related to our capital equipment business in 2019 and disengaged programs in 2019 and 2020 (recorded in each case as restructuring charges), as described in note 16(a).
We review the carrying amount of property, plant and equipment for impairment whenever events or changes in circumstances (triggering events) indicate that the carrying amount of such assets (or the related CGU or CGUs) may not be recoverable. If any such indication exists, we test the carrying amount of such assets or CGUs for impairment. We did not identify any triggering event during the course of 2018 to 2020 indicating that the carrying amount of such assets or related CGUs may not be recoverable. However, we recorded restructuring charges: (i) in 2018, to reflect losses on the sale of surplus equipment; (ii) in 2019, to write-down certain equipment primarily related to our capital equipment business and disengaged programs and (iii) in 2020, to write-down certain equipment related to disengaged programs, in each case in connection with our restructuring activities described in note 16(a).
Toronto Real Property and Related Transactions:
    On July 23, 2015, we entered into an agreement of purchase and sale (Property Sale Agreement) to sell our real property located in Toronto, Ontario, which included the site of our corporate headquarters and our Toronto manufacturing operations, to a special purpose entity (the Property Purchaser), a consortium of four real estate partnerships (approximately 27% of the interests of which are held by a privately-held partnership in which Mr. Gerald Schwartz (a controlling shareholder of Celestica) has a material interest; and approximately 25% of the interests of which are held by a partnership in which Mr. Schwartz has a non-voting interest). In September 2018, the Property Sale Agreement was assigned to a new purchaser (Assignee). The Property Purchaser holds a 5% non-voting interest in the Assignee.
    On March 7, 2019, we completed the sale of our Toronto real property and received total additional proceeds of $113.0 (Toronto Proceeds). We recorded a gain of $102.0 (Property Gain) on such sale in other charges (recoveries) during Q1 2019 (see note 16(c)). There was no net tax impact in connection with this sale, as the gain was offset by previously unrecognized tax losses.
We completed the relocation of our Toronto manufacturing operations in February 2019 under a long-term lease executed in November 2017. We also entered into a 10-year lease in March 2019 with the Assignee for our new corporate headquarters, to be built by the Assignee on the site of our former location (see note 25). In connection therewith, we completed the temporary relocation of our corporate headquarters in the second quarter of 2019 while our new corporate headquarters is under construction. In connection with such relocations, we capitalized building improvements and equipment costs related to our new manufacturing site (nil in 2020; $1.2 in 2019; approximately $15 in 2018) and our temporary corporate headquarters (nil in 2020; $5.0 in 2019; nil in 2018), and incurred transition-related costs (nil in 2020; $3.8 in 2019; $13.2 in 2018) which we recorded in other charges. Transition costs consist of direct relocation and duplicate costs (such as rent expense, utility costs, depreciation charges, and personnel costs) incurred during the transition periods, as well as cease-use costs incurred in connection with idle or vacated portions of the relevant premises that we would not have incurred but for these relocations.